CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		$ 53,932	$ 39,737	$ 46,343
Cash flows from investing activities of continuing operations
Purchases of investments		(211,402)	(242,362)	(258,992)
Proceeds from sales of investments	[1]	132,183	141,470	135,824
Proceeds from maturities of investments		65,525	82,047	94,117
Change in deposits with banks		(25,311)	15,488	40,916
Change in loans		(39,761)	1,353	1,170
Proceeds from sales and securitizations of loans		18,140	9,610	4,752
Proceeds from significant disposals	[2]	265	5,932	346
Payments due to transfers of net liabilities associated with significant disposals	[2],[3]	0	(18,929)	(1,255)
Change in federal funds sold and securities borrowed or purchased under agreements to resell		(17,138)	22,895	14,467
Changes in investments and advances—intercompany		0	0	0
Other investing activities		(2,089)	(2,621)	(2,763)
Net cash provided by (used in) investing activities of continuing operations		(79,588)	14,883	28,582
Cash flows from financing activities of continuing operations
Dividends paid		(2,287)	(1,253)	(633)
Issuance of preferred stock		2,498	6,227	3,699
Redemption of preferred stock				0
Treasury stock acquired		(9,290)	(5,452)	(1,232)
Proceeds (repayments) from issuance of long-term debt, net		8,346	(8,224)	7,913
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		24,394	8,555	(48,336)
Change in federal funds purchased and repos		(4,675)	(26,942)	(30,074)
Change in short-term borrowings		9,622	(37,256)	(1,099)
Net change in short-term borrowings and other advances—intercompany		0	0	0
Capital contributions from parent		0	0	0
Other financing activities		(316)	(428)	(508)
Net cash provided by (used in) financing activities of continuing operations		28,292	(64,773)	(70,270)
Effect of exchange rate changes on cash and cash equivalents		(493)	(1,055)	(2,432)
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		2,143	(11,208)	2,223
Cash and due from banks at beginning of period		20,900	32,108	29,885
Cash and due from banks at end of period		23,043	20,900	32,108
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		4,359	4,978	4,632
Cash paid during the year for interest		12,067	12,031	14,001
Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS		0	(9,063)	0
Decrease in investments associated with significant disposals reclassified to HFS		0	(1,402)	0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		0	(223)	0
Decrease in deposits associated with banks with significant disposals reclassified to HFS		0	(404)	0
Change in loans due to consolidation/deconsolidation of VIEs		0	0	(374)
Transfers to loans HFS from loans		13,900	28,600	15,100
Transfers to OREO and other repossessed assets		165	276	321
Non-cash financing activities
Decrease in deposits associated with reclassifications to HFS		0	0	(20,605)
Decrease in long-term debt associated with significant disposals reclassified to HFS		0	(4,673)	0
Increase in short-term borrowings due to consolidation of VIEs		0	0	500
Decrease in long-term debt due to deconsolidation of VIEs		0	0	(864)
Consolidating adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		0	0	0
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		0	0	0
Proceeds from maturities of investments		0	0	0
Change in deposits with banks		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Proceeds from significant disposals		0	0	0
Payments due to transfers of net liabilities associated with significant disposals			0	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		0	0	0
Changes in investments and advances—intercompany		0	0	0
Other investing activities		0	0	0
Net cash provided by (used in) investing activities of continuing operations		0	0	0
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock				0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		0	0	0
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		0	0	0
Change in federal funds purchased and repos		0	0	0
Change in short-term borrowings		0	0	0
Net change in short-term borrowings and other advances—intercompany		0	0	0
Capital contributions from parent		0	0	0
Other financing activities		0	0	0
Net cash provided by (used in) financing activities of continuing operations		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		0	0	0
Cash and due from banks at beginning of period		0	0	0
Cash and due from banks at end of period		0	0	0
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		0	0	0
Cash paid during the year for interest		0	0	0
Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS			0
Decrease in investments associated with significant disposals reclassified to HFS			0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS			0
Decrease in deposits associated with banks with significant disposals reclassified to HFS			0
Change in loans due to consolidation/deconsolidation of VIEs				0
Transfers to loans HFS from loans		0	0	0
Transfers to OREO and other repossessed assets		0	0	0
Non-cash financing activities
Decrease in deposits associated with reclassifications to HFS				0
Decrease in long-term debt associated with significant disposals reclassified to HFS			0
Increase in short-term borrowings due to consolidation of VIEs				0
Decrease in long-term debt due to deconsolidation of VIEs				0
Citigroup parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		12,777	27,825	5,940
Cash flows from investing activities of continuing operations
Purchases of investments		0	0	0
Proceeds from sales of investments		3,024	0	41
Proceeds from maturities of investments		234	237	155
Change in deposits with banks		0	0	0
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Proceeds from significant disposals		0	0	0
Payments due to transfers of net liabilities associated with significant disposals			0	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		0	0	0
Changes in investments and advances—intercompany		(18,083)	(35,548)	(7,986)
Other investing activities		0	3	5
Net cash provided by (used in) investing activities of continuing operations		(14,825)	(35,308)	(7,785)
Cash flows from financing activities of continuing operations
Dividends paid		(2,287)	(1,253)	(633)
Issuance of preferred stock		2,498	6,227	3,699
Redemption of preferred stock				0
Treasury stock acquired		(9,290)	(5,452)	(1,232)
Proceeds (repayments) from issuance of long-term debt, net		7,005	127	(3,636)
Proceeds (repayments) from issuance of long-term debt—intercompany, net		0	0	0
Change in deposits		0	0	0
Change in federal funds purchased and repos		0	0	0
Change in short-term borrowings		(164)	(845)	749
Net change in short-term borrowings and other advances—intercompany		4,620	9,106	3,297
Capital contributions from parent		0	0	0
Other financing activities		(316)	(428)	(507)
Net cash provided by (used in) financing activities of continuing operations		2,066	7,482	1,737
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		18	(1)	(108)
Cash and due from banks at beginning of period		124	125	233
Cash and due from banks at end of period		142	124	125
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		351	111	235
Cash paid during the year for interest		4,397	4,916	5,632
Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS			0
Decrease in investments associated with significant disposals reclassified to HFS			0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS			0
Decrease in deposits associated with banks with significant disposals reclassified to HFS			0
Change in loans due to consolidation/deconsolidation of VIEs				0
Transfers to loans HFS from loans		0	0	0
Transfers to OREO and other repossessed assets		0	0	0
Non-cash financing activities
Decrease in deposits associated with reclassifications to HFS				0
Decrease in long-term debt associated with significant disposals reclassified to HFS			0
Increase in short-term borrowings due to consolidation of VIEs				0
Decrease in long-term debt due to deconsolidation of VIEs				0
CGMHI | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		20,662	12,336	(10,915)
Cash flows from investing activities of continuing operations
Purchases of investments		(4)	(4)	(188)
Proceeds from sales of investments		0	53	42
Proceeds from maturities of investments		0	0	0
Change in deposits with banks		(3,643)	(8,414)	4,183
Change in loans		0	0	0
Proceeds from sales and securitizations of loans		0	0	0
Proceeds from significant disposals		0	0	0
Payments due to transfers of net liabilities associated with significant disposals			0	0
Change in federal funds sold and securities borrowed or purchased under agreements to resell		(15,293)	8,037	8,832
Changes in investments and advances—intercompany		(5,574)	1,044	3,549
Other investing activities		0	(101)	(72)
Net cash provided by (used in) investing activities of continuing operations		(24,514)	615	16,346
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock				0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		5,916	(139)	(634)
Proceeds (repayments) from issuance of long-term debt—intercompany, net		(9,453)	12,557	1,131
Change in deposits		0	0	0
Change in federal funds purchased and repos		3,236	(27,442)	(15,268)
Change in short-term borrowings		1,168	(1,737)	143
Net change in short-term borrowings and other advances—intercompany		680	4,054	1,212
Capital contributions from parent		5,000	0	8,500
Other financing activities		0	0	0
Net cash provided by (used in) financing activities of continuing operations		6,547	(12,707)	(4,916)
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		2,695	244	515
Cash and due from banks at beginning of period		1,995	1,751	1,236
Cash and due from banks at end of period		4,690	1,995	1,751
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		92	175	353
Cash paid during the year for interest		3,115	2,346	2,298
Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS			0
Decrease in investments associated with significant disposals reclassified to HFS			0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS			0
Decrease in deposits associated with banks with significant disposals reclassified to HFS			0
Change in loans due to consolidation/deconsolidation of VIEs				0
Transfers to loans HFS from loans		0	0	0
Transfers to OREO and other repossessed assets		0	0	0
Non-cash financing activities
Decrease in deposits associated with reclassifications to HFS				0
Decrease in long-term debt associated with significant disposals reclassified to HFS			0
Increase in short-term borrowings due to consolidation of VIEs				0
Decrease in long-term debt due to deconsolidation of VIEs				0
Other Citigroup subsidiaries and eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities of continuing operations		20,493	(424)	51,318
Cash flows from investing activities of continuing operations
Purchases of investments		(211,398)	(242,358)	(258,804)
Proceeds from sales of investments		129,159	141,417	135,741
Proceeds from maturities of investments		65,291	81,810	93,962
Change in deposits with banks		(21,668)	23,902	36,733
Change in loans		(39,761)	1,353	1,170
Proceeds from sales and securitizations of loans		18,140	9,610	4,752
Proceeds from significant disposals		265	5,932	346
Payments due to transfers of net liabilities associated with significant disposals			(18,929)	(1,255)
Change in federal funds sold and securities borrowed or purchased under agreements to resell		(1,845)	14,858	5,635
Changes in investments and advances—intercompany		23,657	34,504	4,437
Other investing activities		(2,089)	(2,523)	(2,696)
Net cash provided by (used in) investing activities of continuing operations		(40,249)	49,576	20,021
Cash flows from financing activities of continuing operations
Dividends paid		0	0	0
Issuance of preferred stock		0	0	0
Redemption of preferred stock				0
Treasury stock acquired		0	0	0
Proceeds (repayments) from issuance of long-term debt, net		(4,575)	(8,212)	12,183
Proceeds (repayments) from issuance of long-term debt—intercompany, net		9,453	(12,557)	(1,131)
Change in deposits		24,394	8,555	(48,336)
Change in federal funds purchased and repos		(7,911)	500	(14,806)
Change in short-term borrowings		8,618	(34,674)	(1,991)
Net change in short-term borrowings and other advances—intercompany		(5,300)	(13,160)	(4,509)
Capital contributions from parent		(5,000)	0	(8,500)
Other financing activities		0	0	(1)
Net cash provided by (used in) financing activities of continuing operations		19,679	(59,548)	(67,091)
Effect of exchange rate changes on cash and cash equivalents		(493)	(1,055)	(2,432)
Discontinued operations
Net cash used in discontinued operations				0
Change in cash and due from banks		(570)	(11,451)	1,816
Cash and due from banks at beginning of period		18,781	30,232	28,416
Cash and due from banks at end of period		18,211	18,781	30,232
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		3,916	4,692	4,044
Cash paid during the year for interest		4,555	4,769	6,071
Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS			(9,063)
Decrease in investments associated with significant disposals reclassified to HFS			(1,402)
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS			(223)
Decrease in deposits associated with banks with significant disposals reclassified to HFS			(404)
Change in loans due to consolidation/deconsolidation of VIEs				(374)
Transfers to loans HFS from loans		13,900	28,600	15,100
Transfers to OREO and other repossessed assets		$ 165	276	321
Non-cash financing activities
Decrease in deposits associated with reclassifications to HFS				(20,605)
Decrease in long-term debt associated with significant disposals reclassified to HFS			$ (4,673)
Increase in short-term borrowings due to consolidation of VIEs				500
Decrease in long-term debt due to deconsolidation of VIEs				$ (864)

[1]	Proceeds for 2016 include approximately $3.3 billion from the sale of Citi’s investment in China Guangfa Bank.
[2]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.
[3]	The payments associated with significant disposals result primarily from the sale of deposit liabilities.